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Vaughan Nelson International Small Cap Fund
Vaughan Nelson International Small Cap Fund

This supplement provides important information regarding planned changes for the Vaughan Nelson International Small Cap Fund’s name, management fee, expense limitation agreement, principal investment strategy, 80% investment policy, and portfolio management team.

Changes in Fund Name

Effective March 1, 2024 (the “Effective Date”), the name of the Vaughan Nelson International Small Cap Fund (the “Fund”) will be changed as set forth below and all references to the Fund’s name in the Prospectus and SAI will be updated accordingly.

Name Change:

The name of the Vaughan Nelson International Small Cap Fund will be changed to Vaughan Nelson International Fund.

Changes in Management Fee and Expense Limitation Agreement

As of the Effective Date, Vaughan Nelson Investment Management, L.P. (the “Advisor”) has agreed to lower its management fee for the Vaughan Nelson International Fund from 0.85% to 0.75% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson International Fund from 1.24% to 1.14%, and from 0.99% to 0.89%, of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 8 of the Prospectus will be deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Vaughan Nelson International Small Cap Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vaughan Nelson International Small Cap Fund		Investor Class Shares	Institutional Class Shares
Management fees		0.75%	0.75%
Distribution (Rule 12b-1) fees		0.25%	none
Shareholder Service fees		0.07%	0.07%
Other expenses		0.60%	0.60%
Total annual fund operating expenses		1.67%	1.42%
Fees waived and/or expenses reimbursed	[1]	(0.53%)	(0.53%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.14%	0.89%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.14% and 0.89% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Vaughan Nelson International Small Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	116	475	859	1,932
Institutional Class Shares	91	397	726	1,656

Changes in Principal Investment Strategy and 80% Investment Policy for the Vaughan Nelson International Fund

As of the Effective Date, the first paragraph under the heading “Principal Investment Strategies” beginning on page 9 of the Prospectus will be deleted in its entirety and replaced with the paragraph below. In connection with the Vaughan Nelson International Fund’s name change described above, as of the Effective Date, the Vaughan Nelson International Fund’s current investment policy of investing at least 80% of its net assets in equity securities of small capitalization companies and at least 75% of its net assets in securities of companies located outside of the United States will be changed to a policy to invest at least 80% of its net assets in international equity securities (as defined below).

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in international equity securities including common stocks, preferred stocks, real estate investment trusts (“REITs”) or other trusts, Exchange Traded Funds (“ETFs”) and similar securities. The Fund considers international equities to be companies that are listed, domiciled, or conduct a meaningful amount of business outside of the United States. The Fund’s advisor defines companies conducting a meaningful amount of business outside of the United States as those companies that derive at least 50% of revenues or net profits from, or have at least 50% of assets or production capacities, outside of the United States. Typically, the Fund’s portfolio will hold 25 to 60 securities. The Fund may invest in companies with any market capitalization. From time to time, the Fund may have a significant portion of its assets in one or more market sectors. The Fund’s advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that it believes are undervalued, relative to their intrinsic value over time. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible securities and American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in exchange-traded funds (“ETFs”) that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.